Income taxes - Disclosure of Deferred Tax Balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Taxes [Abstract]
Deferred tax assets	$ 100,539	$ 139,664
Deferred tax liabilities	(178,265)	(173,009)
Deferred tax assets (liabilities)	$ (77,726)	$ (33,345)	$ (66,913)